Issued Capital and Reserves (Details) - Schedule of equity compensation reserve - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reserve [Member]
Issued Capital and Reserves (Details) - Schedule of equity compensation reserve [Line Items]
Equity compensation reserve	$ 9,338,100	$ 5,293,019
Balance at the end of the year	9,338,100	5,293,019
Balance at the beginning of the year	5,293,019
Movement in Equity Compensation Reserve [Member]
Issued Capital and Reserves (Details) - Schedule of equity compensation reserve [Line Items]
Balance at the end of the year	9,338,100	5,293,019
Balance at the beginning of the year	5,293,019	4,576,829
Fair value vesting expense of options and performance rights	6,532,583	3,092,009
Fair value of options/performance rights exercised during the year	(2,487,502)	(2,709,020)
Fair value of options cancelled during the year		(1,799)
Option exercise proceeds		$ 335,000